Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards

Equity awards are discretionary and are generally granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. During 2025, all grants of equity awards were made on November 20, 2025, well after the Company's financial results for the quarter ended September 30, 2025 were publicly disclosed. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are discretionary and are generally granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. During 2025, all grants of equity awards were made on November 20, 2025, well after the Company's financial results for the quarter ended September 30, 2025 were publicly disclosed. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false